Nature of the Business (Details) 10-Q		3 Months Ended				6 Months Ended		12 Months Ended
	May 07, 2026 USD ($)	Jun. 30, 2026 USD ($)	Mar. 31, 2026 USD ($)	Jun. 30, 2025 USD ($)	Mar. 31, 2025 USD ($)	Jun. 30, 2026 USD ($) segment	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($) segment	Dec. 31, 2024 USD ($)
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Number of operating segments | segment						1		1
Stock Issued During Period Value SPAC Sponsor Issued Shares	$ 2,100,000
Stock Issued During Period Value Simple Agreement For Future Equity	40,000,000	$ 40,002,009
Stock Issued During Period, Value, Conversion of Convertible Securities	$ 26,900,000			$ 2,332					$ 1,558,143
Net loss		$ (61,944,898)	$ (16,429,430)	$ (3,011,034)	$ (3,308,219)	$ (78,374,330)	$ (6,319,253)	$ (26,661,677)	$ (4,699,469)